Credit facilities (Details Narrative) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 31, 2020 CAD ($)	Jun. 29, 2020 CAD ($)	Mar. 05, 2020 CAD ($) $ / shares shares	Feb. 28, 2020 CAD ($)	Jan. 01, 2020 Creditfacilities	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Number of credit facilities | Creditfacilities					2
Cash and cash equivalent	$ 12,119						$ 69,208
Loans receivable	$ 47,227						$ 55,832
Liquid Loan Portfolio [Member] | Mogo Shareholders [Member]
Disclosure Of Financial Instruments [Line Items]
Principal outstanding balance				$ 28,683
Prepayment penalty				2,500
Description for prepayment penalty							Mogo recognized a prepayment penalty of $2,500 of which $1,500 was payable in cash and of which $1,000 was settled in shares on March 5, 2020, through the issuance of 306,842 Common Shares, priced at $3.26 per share.
Prepayment penalty payable in cash				$ 1,500
Prepayment penalty settled in shares			$ 1,000
Issuance of common shares | shares			306,842,000
Price per shares | $ / shares			$ 3.26
Credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Description for interest rate							had an effective interest rate of LIBOR plus 12.5% (with a LIBOR floor of 2%), contractually set to reduce to LIBOR plus 9% (with a LIBOR floor of 1.5%) effective July 2, 2020, payable on the greater of the actual aggregate unpaid principal balance, or the prescribed minimum balance under the term loan agreement.
LIBOR	12.50%					9.00%
LIBOR floor rate	2.00%					1.50%
Amendment description							the amendment increases the available loan capital from $50 million to $60 million and extends the maturity date by three years from July 2, 2022 to July 2, 2025
Line of credit facility maximum borrowing capacity	$ 50,000					$ 60,000
Credit facility, maturity date	Jul. 02, 2022					Jul. 02, 2025
Description for fee payable under facility							There is a 0.33% fee on the available but undrawn portion of the $50 million facility.
Rate of fee on available but undrawn portion facility		0.33%
Undrawn portion under credit facility		$ 50,000
Cash and cash equivalent	$ 892						$ 154
Loans receivable	$ 47,227						$ 55,832
Loan Capital , Total						$ 60,000
Interest Rate, Description							The amendment lowered the effective interest rate from a maximum of LIBOR plus 9% (with a LIBOR floor of 1.5%) to LIBOR plus 8% with no floor.
Credit facility [Member] | Bottom of range [member]
Disclosure Of Financial Instruments [Line Items]
Loan Capital Decreased Due To Amendments		50,000
Credit facility [Member] | Top of range [member]
Disclosure Of Financial Instruments [Line Items]
Loan Capital Decreased Due To Amendments		$ 60,000